STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Feb. 28, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 867,981
Interest and dividends from investments	169,654
Total investment income	1,037,635
Interest income on notes receivable from participants	3,926
Contributions:
Employer	55,042
Participants	357,296
Total contributions	412,338
Deductions from net assets:
Benefits paid to participants	914,822
Administrative expenses	57,975
Total deductions	972,797
Net changes	481,102
Net assets available for benefits:
Beginning of the year	10,212,693
End of the year	$ 10,693,795